Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
3. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Insurance	$200	$232
Software and hosting costs	19	108
Clinical and consulting	—	30
Other	180	372
Total prepaid expenses and other current assets	$399	$742